April 28, 2023

VIA EDGAR

Commissioners

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PIA Variable Life Account I (File No. 811-23646)

Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-254206)

Commissioners:

On behalf of PIA Variable Life Account I and The Penn Insurance and Annuity Company, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-254206) which was electronically filed with the U.S. Securities and Exchange Commission via EDGAR on April 27, 2023 (Accession No. 0001193125-23-119187).

Please do not hesitate to contact me at 215-957-7486 should you have any questions.

Sincerely,

Ann-Marie Mason
Chief Legal Officer

The Penn Mutual Life Insurance Company ● The Penn Insurance and Annuity Company

Philadelphia, PA 19172 ● 215-956-8000 ● www.pennmutual.com